Financial Instruments / Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts of Financial Assets and Liabilities	The following table shows the carrying amounts of financial assets and liabilities:

in CHF thousands
Financial assets	As of December 31, 2023	As of December 31, 2022
Financial assets - non-current	45	50
Other current assets, excluding prepaids	328	166
Accrued income	876	912
Short-term financial assets	53,324	-
Cash and cash equivalents	38,327	19,786
Total	92,900	20,914

in CHF thousands
Financial liabilities	As of December 31, 2023	As of December 31, 2022
Trade payables	7,596	3,867
Accrued expenses and other payables	5,948	8,011
Lease liabilities	605	633
Warrant liabilities	5,370	-
Long-term financial debt related to preferred shares/accrued dividend	-	122,449
Total	19,519	134,960

Schedule of Net Debt of Liabilities

Below is the net debt table of liabilities from financing activities:

in CHF thousands	Preferred shares	Leasing	Warrant liabilities	Total
Net debt as of December 31, 2021	(113,502)	(770)	-	(114,272)
Cashflows	(2,030)	204	-	(1,825)
Interest calculated on Series B & C shares	(6,343)	-	-	(6,343)
Transaction costs related to 2021	54	-	-	54
Interest calculated on leases	-	(45)	-	(45)
Indexation for the period	-	(70)	-	(70)
FX revaluation	(628)	48	-	(580)
Net debt as of December 31, 2022	(122,449)	(633)	-	(123,082)
Cashflows	-	200	-	200
Interest calculated on Series B & C shares	(1,266)	-	-	(1,266)
Issuance of warrants	-	-	(2,136)	(2,136)
Fair value (gain)/loss on warrant liability	-	-	(3,431)	(3,431)
Exercise of public and private warrants	-	-	197	197
Addition of US lease	-	(118)	-	(118)
Interest calculated on leases	-	(42)	-	(42)
Indexation for the period	-	(47)	-	(47)
FX revaluation	(1,087)	35	-	(1,052)
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares	124,802	-	-	124,802
Net debt as of December 31, 2023	-	(605)	(5,370)	(5,975)

Schedule of Sensitivity Changes in Exchange Rate

The following table demonstrates the impact of a possible change in USD and EUR against CHF in regard to monetary assets and liabilities denominated in local functional currencies, as well as the impact of foreign currency risk on the Company's consolidated net loss:

	As of December 31, / For the years ended
in CHF thousands	2023		2022
Change in rate	Net exposure in CHF	Impact on loss	Net exposure in CHF	Impact on loss
+5.0% USD	21,667	1,083	9 577	479
-5.0% USD	21,667	(1,083)	9 577	(479)
+5.0% EUR	4,049	202	2,176	109
-5.0% EUR	4,049	(202)	2,176	(109)

Schedule of Financial Instruments Except Long Term Financial Debt and Lease Liabilities

All of the Company’s financial instruments, except long-term financial debt and the long-term portion of the lease liabilities are due within one year.

in CHF thousands	As of December 31, 2023	Less than one year	Over one year	As of December 31, 2022	Less than one year	Over one year
Trade payables	7,596	7,596	-	3,867	3,867
Accrued expenses and other payables	5,948	5,948	-	8,011	8,011	-
Long-term financial debt	-	-	-	170,988	-	170,988
Lease liability	681	210	471	743	149	594
Total	14,225	13,754	471	183,609	12,027	171,582